Nature of Business - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Sep. 21, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Nature Of Business [Line Items]
Accumulated deficit		$ 99,641	$ 108,283	$ 113,691
Reverse stock split ratio	0.667